Consolidated Statement of Changes in Equity (USD $)	Share capital [Member]	Additional Paid-in Capital [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2010	$ 80,495	$ 50,710,430	$ (1,168,000)	$ 49,622,925
Shareholder contributions	0	14,940,000	0	14,940,000
Share based compensation	0	16,674	0	16,674
Loss for year	0	0	(2,975,270)	(2,975,270)
Balance at Dec. 31, 2011	80,495	65,667,104	(4,143,270)	61,604,329
Shareholder contributions	0	51,314,503	0	51,314,503
Share based compensation	0	11,250	0	11,250
Loss for year	0	0	(4,539,093)	(4,539,093)
Balance at Dec. 31, 2012	80,495	116,992,857	(8,682,363)	108,390,989
Shareholder contributions	5	495	0	500
Net proceeds from equity offering	100,000	128,329,204	0	128,429,204
Share based compensation	0	571,321	0	571,321
Dividend payment	0	(1,191,300)	0	(1,191,300)
Loss for year	0	0	(3,842,603)	(3,842,603)
Balance at Dec. 31, 2013	$ 180,500	$ 244,702,577	$ (12,524,966)	$ 232,358,111